PROPERTY AND EQUIPMENT (Details) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 86,051	$ 86,051
Less depreciation		(48,040)	(26,559)
Property and equipment, net	32,640	38,011	59,492
Computer [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		32,035	32,035
Furniture [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 54,016	$ 54,016